ACCOUNTS PAYABLE AND OTHER (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Trade payables	CAD 2,847	CAD 2,443
Fair value of derivative contracts (Note 23)	387	607
Unredeemed shares of Columbia	312	317
Regulatory liabilities (Note 10)	263	178
Other	262	331
Accounts payable and other	CAD 4,071	CAD 3,876